Leases - Summary of Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Leases [Line Items]
Operating lease costs	$ 3,566	$ 4,594	$ 16,386
Variable lease costs	837	602	2,110
Total lease costs	$ 4,403	$ 5,196	$ 18,496